Biological assets (Tables)	12 Months Ended
May 31, 2019
Biological assets
Summary of biological assets

Amount
Balance at May 31, 2017	$1,408
Changes in fair value less costs to sell due to biological transformation	23,302
Purchased as part of business acquisition	826
Production costs capitalized	12,143
Transferred to inventory upon harvest	(30,348)
Balance at May 31, 2018	$7,331
Changes in fair value less costs to sell due to biological transformation	40,607
Production costs capitalized	47,747
Transferred to inventory upon harvest	(76,960)
Balance at May 31, 2019	$18,725